Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000250884 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250884 | 281020107 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000250884 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250884 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250884 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250884 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250884 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 761152107 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250884 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250884 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	85.70%
C000250884 | Equities46641Q332
Holdings [Line Items]
Percent of Total Investments	7.60%
C000250884 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	6.70%
C000250884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250884 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000250884 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000250884 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000250886 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250886 | 281020107 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000250886 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250886 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250886 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250886 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250886 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 761152107 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250886 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250886 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	85.70%
C000250886 | Equities46641Q332
Holdings [Line Items]
Percent of Total Investments	7.60%
C000250886 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	6.70%
C000250886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250886 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250886 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000250886 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000250886 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000199071 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199071 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000199071 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199071 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 47103U845 | Janus Henderson AAA CLO ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	17.60%
C000199071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199071 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000199071 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	82.40%
C000199071 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000199072 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199072 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000199072 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199072 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 47103U845 | Janus Henderson AAA CLO ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	17.60%
C000199072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199072 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000199072 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	82.40%
C000199072 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000199073 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199073 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000199073 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199073 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 47103U845 | Janus Henderson AAA CLO ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	17.60%
C000199073 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199073 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000199073 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	82.40%
C000199073 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000199074 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199074 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000199074 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199074 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 47103U845 | Janus Henderson AAA CLO ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	17.60%
C000199074 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199074 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000199074 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	82.40%
C000199074 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000126293 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000126293 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000126293 | SECLEND | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000126293 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	39.40%
C000126293 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000126293 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000126293 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	18.40%
C000126293 | Fixed Income - Other233051432
Holdings [Line Items]
Percent of Total Investments	42.20%
C000126293 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000126294 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000126294 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000126294 | SECLEND | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000126294 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	39.40%
C000126294 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000126294 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000126294 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	18.40%
C000126294 | Fixed Income - Other233051432
Holdings [Line Items]
Percent of Total Investments	42.20%
C000126294 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000126295 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000126295 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000126295 | SECLEND | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000126295 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	39.40%
C000126295 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000126295 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000126295 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	18.40%
C000126295 | Fixed Income - Other233051432
Holdings [Line Items]
Percent of Total Investments	42.20%
C000126295 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000150698 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000150698 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000150698 | SECLEND | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000150698 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	39.40%
C000150698 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000150698 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000150698 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	18.40%
C000150698 | Fixed Income - Other233051432
Holdings [Line Items]
Percent of Total Investments	42.20%
C000150698 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.60%